Segmentation of key figures (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restructuring provision
Disclosure of operating segments [line items]
Additions to restructuring provisions	$ (498)	$ (88)	$ (562)	$ (184)
Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(237)	(81)	(260)	(214)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	2	96	5	98
Impairment loss recognised in profit or loss, intangible assets and goodwill	(230)	(87)	(267)	(289)
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill			0	0
Impairment loss recognised in profit or loss, right of use assets			(1)
Reversal impairment loss recognised in profit or loss, right of use assets				0
Innovative Medicines | Restructuring provision
Disclosure of operating segments [line items]
Additions to restructuring provisions	(316)	(55)	(360)	(136)
Innovative Medicines | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(236)	(64)	(258)	(178)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		41	2	43
Impairment loss recognised in profit or loss, intangible assets and goodwill	(226)	(87)	(263)	(288)
Innovative Medicines | Acquired research and development [member] | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				(201)
Sandoz | Restructuring provision
Disclosure of operating segments [line items]
Additions to restructuring provisions	(20)	(18)	(30)	(32)
Sandoz | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		(17)	(1)	(36)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	2	55	3	55
Impairment loss recognised in profit or loss, intangible assets and goodwill	(4)		(4)	(1)
Impairment loss recognised in profit or loss, right of use assets			(1)
Corporate | Restructuring provision
Disclosure of operating segments [line items]
Additions to restructuring provisions	(162)	$ (15)	(172)	$ (16)
Corporate | Accumulated depreciation, amortisation and impairment
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ (1)		$ (1)